Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended	90 Months Ended	102 Months Ended
	Sep. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA US Broad Market Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.15%	(0.42%)	(0.29%)	2.06%	1.70%
ClearShares OCIO ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.57%	7.13%			7.45%
Performance Inception Date	Jun. 26, 2017
ClearShares OCIO ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.84%	5.99%			6.49%
ClearShares OCIO ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		9.02%	5.37%			5.73%
ClearShares Ultra-Short Maturity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.38%	3.36%		2.74%
Performance Inception Date	Jul. 10, 2018
ClearShares Ultra-Short Maturity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.56%	1.97%		1.61%
ClearShares Ultra-Short Maturity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.57%	1.98%		1.61%
ClearShares Piton Intermediate Fixed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.39%	0.90%	0.87%
Performance Inception Date	Oct. 01, 2020
ClearShares Piton Intermediate Fixed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.04%	0.10%	0.11%
ClearShares Piton Intermediate Fixed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		3.78%	0.34%	0.33%